Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities, Tax Liability (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 16, 2014	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Income Tax
Tax operating loss carry forwards		$ 37,687,269		$ 15,151,067
Deemed distribution to E-House associated with tax liability	$ 571,227		$ 571,227
PRC
Income Tax
Undistributed earnings		247,853,947
Provision for Chinese dividend withholding taxes		$ 0
Preferential withholding tax rate (as a percent)		5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings		$ 12,392,698
Withholding income tax rate for dividends distributed (as a percent)		5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings		$ 24,785,395
Withholding income tax rate for dividends distributed (as a percent)		10.00%